DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations

	December 31,
Net liabilities of discontinued operations	2023	2022
Cash	$342	$7,717
Accounts receivable	300	860
Accounts payable and accrued expenses	238,285	159,700
Net liabilities of discontinued operations	$(237,643)	$(151,123)

	Year Ended December 31,
Gain (Loss) from discontinued operations	2023	2022
Revenue	$307,366	$1,438,294
Cost of sales	(59,453)	(462,556)
Selling, general and administrative expenses	(332,005)	(1,094,121)
Interest expense	(2,428)	(44,027)
Impairment of Goodwill	–	(2,092,048)
Loss on divestiture of subsidiary	–	(217,769)
Gain no change in estimate	–	(4,474)
Gain on reversal of Red Rock liability	–	510,418
Loss on settlement	–	(212,600)
Loss from discontinued operations	$(86,520)	$(2,178,883)